Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Growth & Income Portfolio
September 30, 2024
VIPGI-NPRT3-1124
1.808773.120
Common Stocks - 96.1%
	Shares	Value ($)
BELGIUM - 0.8%
Health Care - 0.8%
Pharmaceuticals - 0.8%
UCB SA	116,000	20,918,315
CANADA - 1.5%
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Imperial Oil Ltd	428,400	30,139,569
Financials - 0.3%
Capital Markets - 0.3%
Brookfield Corp Class A (United States)	127,145	6,757,757
Insurance - 0.0%
Brookfield Wealth Solutions Ltd Class A (United States) (b)	548	29,131
TOTAL FINANCIALS		6,786,888

TOTAL CANADA		36,926,457
FRANCE - 0.7%
Consumer Staples - 0.3%
Beverages - 0.3%
Pernod Ricard SA	38,500	5,811,311
Remy Cointreau SA	9,428	734,430
		6,545,741
Industrials - 0.4%
Aerospace & Defense - 0.4%
Airbus SE	61,600	9,015,550
Information Technology - 0.0%
Software - 0.0%
Dassault Systemes SE	24,500	973,159
TOTAL FRANCE		16,534,450
GERMANY - 1.4%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Puma SE	51,502	2,149,854
Information Technology - 1.3%
Software - 1.3%
SAP SE ADR	137,900	31,592,890
TOTAL GERMANY		33,742,744
INDIA - 0.1%
Financials - 0.1%
Banks - 0.1%
HDFC Bank Ltd ADR	37,600	2,352,256
ITALY - 0.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Davide Campari-Milano NV	229,700	1,943,248
KOREA (SOUTH) - 0.1%
Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co Ltd	73,750	3,438,737
NETHERLANDS - 1.0%
Communication Services - 0.5%
Entertainment - 0.5%
Universal Music Group NV	436,900	11,429,838
Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
Koninklijke Philips NV depository receipt	242,014	7,918,698
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
BE Semiconductor Industries NV	36,600	4,626,174
TOTAL NETHERLANDS		23,974,710
PORTUGAL - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Galp Energia SGPS SA	190,300	3,558,785
SPAIN - 0.4%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Cellnex Telecom SA (c)(d)	203,000	8,230,190
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Aena SME SA (c)(d)	8,100	1,781,663
TOTAL SPAIN		10,011,853
SWITZERLAND - 0.1%
Health Care - 0.1%
Health Care Equipment & Supplies - 0.0%
Sonova Holding AG	690	247,678
Pharmaceuticals - 0.1%
Galderma Group AG (e)	23,540	2,186,145
TOTAL SWITZERLAND		2,433,823
TAIWAN - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Taiwan Semiconductor Manufacturing Co Ltd ADR	74,900	13,007,883
UNITED KINGDOM - 1.3%
Consumer Staples - 0.5%
Beverages - 0.3%
Diageo PLC ADR	58,900	8,266,026
Tobacco - 0.2%
British American Tobacco PLC ADR	105,500	3,859,190
TOTAL CONSUMER STAPLES		12,125,216

Financials - 0.2%
Capital Markets - 0.2%
3i Group PLC	107,200	4,748,799
Industrials - 0.4%
Professional Services - 0.4%
RELX PLC	220,320	10,402,700
Information Technology - 0.2%
Software - 0.2%
Sage Group PLC/The	271,500	3,718,750
TOTAL UNITED KINGDOM		30,995,465
UNITED STATES - 87.3%
Communication Services - 3.3%
Diversified Telecommunication Services - 0.2%
Verizon Communications Inc	113,880	5,114,351
Entertainment - 0.6%
Walt Disney Co/The	121,100	11,648,609
Warner Music Group Corp Class A (b)	114,300	3,577,590
		15,226,199
Interactive Media & Services - 0.6%
Alphabet Inc Class A	6,200	1,028,270
Alphabet Inc Class C	4,700	785,793
Meta Platforms Inc Class A (i)	23,700	13,566,828
		15,380,891
Media - 1.9%
Comcast Corp Class A	907,662	37,913,042
Interpublic Group of Cos Inc/The (b)(i)	270,100	8,543,263
		46,456,305
TOTAL COMMUNICATION SERVICES		82,177,746

Consumer Discretionary - 1.9%
Hotels, Restaurants & Leisure - 0.9%
Booking Holdings Inc	700	2,948,484
Churchill Downs Inc	16,400	2,217,444
Domino's Pizza Inc	7,400	3,183,036
Marriott International Inc/MD Class A1	26,800	6,662,480
Starbucks Corp	69,600	6,785,304
		21,796,748
Household Durables - 0.1%
Whirlpool Corp (b)	16,100	1,722,700
Specialty Retail - 0.8%
Lowe's Cos Inc	77,117	20,887,139
Textiles, Apparel & Luxury Goods - 0.1%
NIKE Inc Class B	38,900	3,438,760
TOTAL CONSUMER DISCRETIONARY		47,845,347

Consumer Staples - 5.5%
Beverages - 1.9%
Coca-Cola Co/The	351,053	25,226,669
Keurig Dr Pepper Inc	532,700	19,965,596
PepsiCo Inc	2,900	493,145
		45,685,410
Consumer Staples Distribution & Retail - 1.4%
Sysco Corp	142,200	11,100,132
Target Corp	47,800	7,450,108
Walmart Inc (i)	189,100	15,269,825
		33,820,065
Food Products - 0.0%
Lamb Weston Holdings Inc	27,700	1,793,298
Household Products - 0.2%
Colgate-Palmolive Co	16,100	1,671,341
Procter & Gamble Co/The	15,200	2,632,640
		4,303,981
Personal Care Products - 1.8%
Estee Lauder Cos Inc/The Class A	55,900	5,572,670
Haleon PLC ADR	1,699,694	17,982,763
Kenvue Inc	916,867	21,207,134
		44,762,567
Tobacco - 0.2%
Philip Morris International Inc	33,000	4,006,200
TOTAL CONSUMER STAPLES		134,371,521

Energy - 8.1%
Oil, Gas & Consumable Fuels - 8.1%
Enterprise Products Partners LP	40,400	1,176,044
Exxon Mobil Corp	1,417,603	166,171,424
Shell PLC ADR	477,800	31,510,910
		198,858,378
Financials - 17.2%
Banks - 11.7%
Bank of America Corp (i)	1,578,812	62,647,260
JPMorgan Chase & Co	119,432	25,183,432
M&T Bank Corp	74,700	13,305,563
PNC Financial Services Group Inc/The (i)	169,172	31,271,444
US Bancorp	537,998	24,602,649
Wells Fargo & Co	2,306,779	130,309,946
		287,320,294
Capital Markets - 1.9%
Charles Schwab Corp/The	14,000	907,340
Intercontinental Exchange Inc	3,200	514,048
KKR & Co Inc Class A	136,393	17,810,198
Moody's Corp	5,400	2,562,786
Morgan Stanley	9,283	967,660
MSCI Inc	1,400	816,102
Northern Trust Corp	219,645	19,774,639
Raymond James Financial Inc	33,150	4,059,549
		47,412,322
Financial Services - 2.4%
Apollo Global Management Inc	4,600	574,586
Global Payments Inc	44,500	4,557,690
Mastercard Inc Class A	16,000	7,900,800
Visa Inc Class A	167,876	46,157,506
		59,190,582
Insurance - 1.2%
American Financial Group Inc/OH	10,500	1,413,300
Arthur J Gallagher & Co	27,600	7,765,812
Chubb Ltd	26,200	7,555,818
Marsh & McLennan Cos Inc	40,542	9,044,515
Travelers Cos Inc/The	18,600	4,354,632
		30,134,077
TOTAL FINANCIALS		424,057,275

Health Care - 10.7%
Biotechnology - 0.1%
Gilead Sciences Inc	18,000	1,509,120
Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	38,500	4,389,385
Becton Dickinson & Co	31,715	7,646,487
Boston Scientific Corp (e)	359,063	30,089,479
		42,125,351
Health Care Providers & Services - 5.0%
Cardinal Health Inc	86,500	9,559,980
Cigna Group/The	94,290	32,665,828
CVS Health Corp	59,264	3,726,520
Humana Inc	24,600	7,791,804
McKesson Corp	33,288	16,458,253
UnitedHealth Group Inc	87,900	51,393,372
		121,595,757
Life Sciences Tools & Services - 0.7%
Danaher Corp	60,500	16,820,210
Thermo Fisher Scientific Inc	1,600	989,712
		17,809,922
Pharmaceuticals - 3.2%
Bristol-Myers Squibb Co	378,200	19,568,068
Eli Lilly & Co	24,600	21,794,124
GSK PLC ADR	433,035	17,702,471
Johnson & Johnson	109,156	17,689,821
Royalty Pharma PLC Class A	90,100	2,548,929
Zoetis Inc Class A	3,500	683,830
		79,987,243
TOTAL HEALTH CARE		263,027,393

Industrials - 15.3%
Aerospace & Defense - 7.6%
Boeing Co (e)	233,510	35,502,860
GE Aerospace (i)	681,731	128,560,833
General Dynamics Corp	36,700	11,090,740
Howmet Aerospace Inc	21,200	2,125,300
Huntington Ingalls Industries Inc	32,000	8,460,160
Textron Inc	28,900	2,559,962
		188,299,855
Air Freight & Logistics - 1.3%
Expeditors International of Washington Inc	2,095	275,283
FedEx Corp	9,700	2,654,696
United Parcel Service Inc Class B	213,172	29,063,870
		31,993,849
Building Products - 0.0%
A O Smith Corp	2,600	233,558
Commercial Services & Supplies - 0.7%
GFL Environmental Inc Subordinate Voting Shares	359,300	14,332,681
Veralto Corp	18,966	2,121,537
		16,454,218
Electrical Equipment - 2.3%
Acuity Brands Inc	2,300	633,397
AMETEK Inc	7,300	1,253,483
GE Vernova Inc (i)	184,707	47,096,591
Regal Rexnord Corp	35,200	5,838,976
Rockwell Automation Inc	5,100	1,369,146
		56,191,593
Ground Transportation - 0.3%
Knight-Swift Transportation Holdings Inc	150,038	8,094,550
Machinery - 1.9%
Allison Transmission Holdings Inc	89,400	8,588,658
Caterpillar Inc	3,200	1,251,584
Cummins Inc	14,000	4,533,060
Deere & Co	11,700	4,882,761
Donaldson Co Inc	147,300	10,856,010
Fortive Corp	57,000	4,499,010
Nordson Corp	29,100	7,642,533
Otis Worldwide Corp	22,643	2,353,513
Stanley Black & Decker Inc	18,900	2,081,457
		46,688,586
Professional Services - 0.2%
Equifax Inc	18,500	5,436,410
Trading Companies & Distributors - 1.0%
Watsco Inc	42,992	21,146,905
Wesco International Inc	18,800	3,158,024
		24,304,929
TOTAL INDUSTRIALS		377,697,548

Information Technology - 20.8%
Electronic Equipment, Instruments & Components - 0.1%
CDW Corp/DE	15,500	3,507,650
IT Services - 0.6%
Amdocs Ltd	52,700	4,610,196
International Business Machines Corp	43,700	9,661,196
		14,271,392
Semiconductors & Semiconductor Equipment - 7.6%
Analog Devices Inc	41,500	9,552,055
Applied Materials Inc	41,300	8,344,665
Broadcom Inc	110,100	18,992,250
Lam Research Corp	9,500	7,752,760
Marvell Technology Inc	314,100	22,652,892
Microchip Technology Inc	13,500	1,083,915
Micron Technology Inc	5,200	539,292
NVIDIA Corp (i)	819,650	99,538,296
QUALCOMM Inc	76,400	12,991,820
Teradyne Inc	37,900	5,075,947
		186,523,892
Software - 9.3%
Intuit Inc (i)	22,600	14,034,600
Microsoft Corp (i)	454,618	195,622,126
Oracle Corp	107,400	18,300,960
		227,957,686
Technology Hardware, Storage & Peripherals - 3.2%
Apple Inc	315,812	73,584,196
Dell Technologies Inc Class C	38,700	4,587,498
		78,171,694
TOTAL INFORMATION TECHNOLOGY		510,432,314

Materials - 0.6%
Chemicals - 0.4%
Air Products and Chemicals Inc	16,800	5,002,032
International Flavors & Fragrances Inc	8,900	933,877
PPG Industries Inc	14,400	1,907,424
Sherwin-Williams Co/The	3,600	1,374,012
		9,217,345
Metals & Mining - 0.2%
Freeport-McMoRan Inc	121,300	6,055,296
TOTAL MATERIALS		15,272,641

Real Estate - 1.4%
Industrial REITs - 0.1%
Terreno Realty Corp	20,200	1,349,966
Residential REITs - 0.0%
Sun Communities Inc	9,600	1,297,440
Specialized REITs - 1.3%
American Tower Corp	66,700	15,511,752
Crown Castle Inc	128,800	15,279,544
Public Storage Operating Co	700	254,709
		31,046,005
TOTAL REAL ESTATE		33,693,411

Utilities - 2.5%
Electric Utilities - 2.4%
Constellation Energy Corp	12,433	3,232,829
Duke Energy Corp	46,100	5,315,330
Edison International	48,900	4,258,701
Entergy Corp	32,900	4,329,969
Eversource Energy	70,600	4,804,330
Exelon Corp	37,000	1,500,350
FirstEnergy Corp	28,700	1,272,845
NextEra Energy Inc	12,100	1,022,813
Southern Co/The (i)	372,900	33,628,122
		59,365,289
Multi-Utilities - 0.1%
Sempra	35,800	2,993,954
TOTAL UTILITIES		62,359,243

TOTAL UNITED STATES		2,149,792,817
ZAMBIA - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
First Quantum Minerals Ltd	1,226,500	16,722,733
TOTAL COMMON STOCKS (Cost $1,243,165,846)		2,366,354,276

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Snap Inc 0.125% 3/1/2028 (Cost $2,193,004)	2,807,000	2,241,390

U.S. Treasury Obligations - 1.2%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/31/2024 (i)	5.13	11,082,000	11,038,822
US Treasury Bills 0% 11/14/2024 (i)	5.14	11,010,000	10,947,292
US Treasury Bills 0% 11/7/2024 (i)	5.16	6,400,000	6,369,099
TOTAL U.S. TREASURY OBLIGATIONS (Cost $28,343,483)			28,355,213

Money Market Funds - 3.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.89	63,282,890	63,295,547
Fidelity Securities Lending Cash Central Fund (g)(h)	4.89	9,712,089	9,713,059
TOTAL MONEY MARKET FUNDS (Cost $73,008,606)			73,008,606

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $1,346,710,939)	2,469,959,485
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(8,333,952)
NET ASSETS - 100.0%	2,461,625,533

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Bank of America Corp	Chicago Board Options Exchange	786	3,118,848	43.00	10/18/24	(9,825)
GE Aerospace	Chicago Board Options Exchange	263	4,959,654	210.00	11/15/24	(51,680)
GE Aerospace	Chicago Board Options Exchange	333	6,279,714	200.00	11/15/24	(137,363)
GE Vernova Inc	Chicago Board Options Exchange	83	2,116,334	280.00	11/15/24	(79,265)
GE Vernova Inc	Chicago Board Options Exchange	198	5,048,604	240.00	10/18/24	(374,220)
GE Aerospace	Chicago Board Options Exchange	333	6,279,714	190.00	10/25/24	(204,795)
Interpublic Group of Cos Inc/The	Chicago Board Options Exchange	65	205,595	33.00	10/18/24	(1,463)
Intuit Inc	Chicago Board Options Exchange	33	2,049,300	690.00	10/18/24	(2,228)
Meta Platforms Inc Class A	Chicago Board Options Exchange	83	4,751,252	575.00	10/18/24	(112,258)
Microsoft Corp	Chicago Board Options Exchange	216	9,294,480	445.00	10/18/24	(51,516)
NVIDIA Corp	Chicago Board Options Exchange	399	4,845,456	145.00	11/15/24	(70,224)
NVIDIA Corp	Chicago Board Options Exchange	399	4,845,456	145.00	10/25/24	(16,958)
PNC Financial Services Group Inc/The	Chicago Board Options Exchange	83	1,534,255	190.00	11/15/24	(39,010)
Southern Co/The	Chicago Board Options Exchange	737	6,646,266	95.00	11/15/24	(49,748)
Walmart Inc	Chicago Board Options Exchange	189	1,526,175	72.00	10/18/24	(154,035)

						(1,354,588)
Put Options
Estee Lauder Cos Inc/The Class A	Chicago Board Options Exchange	400	3,987,600	80.00	10/18/24	(3,000)
Hess Corp	Chicago Board Options Exchange	300	4,074,000	125.00	10/18/24	(17,250)
Lamb Weston Holdings Inc	Chicago Board Options Exchange	400	2,589,600	50.00	10/18/24	(11,000)
Walt Disney Co/The	Chicago Board Options Exchange	300	2,885,700	80.00	10/18/24	(750)
United Parcel Service Inc Class B	Chicago Board Options Exchange	300	4,090,200	120.00	10/18/24	(3,150)

						(35,150)
TOTAL WRITTEN OPTIONS						(1,389,738)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $10,011,853 or 0.4% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,011,853 or 0.4% of net assets.

(e)	Non-income producing
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
(i)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $79,024,863.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	36,914,512	212,411,473	186,030,252	989,813	(186)	-	63,295,547	0.1%
Fidelity Securities Lending Cash Central Fund	20,155,460	298,752,067	309,194,468	54,660	-	-	9,713,059	0.0%
Total	57,069,972	511,163,540	495,224,720	1,044,473	(186)	-	73,008,606

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations and Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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